KENNEDY & BARIS, L.L.P.

ATTORNEYS AT LAW

SUITE P-15
4701 SANGAMORE ROAD
TEXAS OFFICE:	BETHESDA, MD 20816	WASHINGTON DC OFFICE:
SUITE 800	(301) 229-3400	SUITE 320
112 EAST PECAN STREET	FAX: (301) 229-2443	1225 NINETEENTH STREET, NW
SAN ANTONIO, TX 78205		WASHINGTON, DC 20036
(210) 228-9500		(202) 835-0313
FAX: (210) 228-0781		FAX: (202) 835-0319

June 25, 2008

Mr. Michael Clampitt

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington DC 20549-4561

Re:          Eagle Bancorp, Inc. - Registration Statement on Form S-4, Filed May 8, 2008

File No. 333-150763

Form 10-K for the year ended December 31, 2007, Filed March 14, 2008

File No. 000-25923

Dear  Mr. Clampitt:

On behalf of Eagle Bancorp, Inc. (the “Company”), we hereby enclose for filing the Company’s Pre-Effective Amendment No. 1 to its Registration Statement on Form S-4 (the “Amendment”).  The Amendment includes revisions made in response to the comments contained in your letter to Ronald D. Paul dated May 29, 2008. This letter serves as the Company’s response to the May 29, 2008 letter.  For convenience we have preceded each of the Company’s responses with the Commission staff’s comment.  All capitalized terms used and not otherwise defined herein shall have the meanings set forth in the Registration Statement and the Amendment.

Form S-4

General

1.             Please note the updating requirements of Rule 3-12 of Regulation S-X.  Refer to Item 17(b)(8) of the general instructions to Form S-4 as it applies to your acquiree.

Financial information with respect to both Eagle and Fidelity have been updated throughout the document to March 31, 2008.

2.             We remind you to include updated consents from the independent public accountants in the pre-effective amendment.

Updated accountant consents are included as Exhibits 23.2 and 23.3 to the Amendment.

3.             Please revise throughout the document to update the exchange ratio using more current information.

The document has been updated to use the estimated exchange ratio as of March 31, 2008.

4.             The risk factor discussion must immediately follow the summary section.  Please revise.  Refer to Item 503(c) of Regulation S-K.

The Risk Factors have been moved in accordance with the comment.

5.             In parts of the document, you qualify certain summaries of agreements or opinions in their entirety by referencing the specific agreements or opinions.  It is inappropriate to disclaim responsibility to provide an accurate summary.  Please remove the qualifying language.

The document has been revised at pages 30, 44, 50 and 71 in accordance with the comment.

Joint Proxy Statement/Prospectus cover page

6.             Revise the second paragraph to simplify and clarify as follows:

•      Indicate the initial exchange ratio on the merger signing date,

•      Indicate it is subject to adjustment based on certain factors and provide a cross reference with page numbers to where those factors are disclosed;

•      Indicate the exchange ratio as of the most recent practicable date;

•      Indicate the approximate number of shares and approximate percentage of outstanding shares of Eagle common stock this represents at both the initial exchange ratio and the most recent practicable date; and,

•      Retain the last four sentences but also disclose how the converted options prices will be determined.

The cover page has been revised in accordance with the comment.

Questions and Answers about the Meetings and the Merger

Q:  What shareholder vote is necessary?  Page 2

7.             Please confirm that the percentages of outstanding shares of directors and executive officers of the respective companies agreeing to vote their shares for approval of the merger agreement and merger include affiliates, if any.  Refer to Item 3(h) of Form S-4.

On behalf of Eagle and Fidelity we confirm that the share percentages include shares held by affiliates which they have the power to vote.

Q:  Am I entitled to dissenters’ rights or similar rights?  Page 4

8.             Revise to add a cross-reference to the “Dissenters’ Rights” section of the Summary.

The document has been revised at page 4 in accordance with the comment.

Summary, page 6

9.             Please confirm that Fidelity did not provide financial projections to Eagle.

At their initial meeting with Fidelity and its financial advisors, Eagle and its financial advisor received a copy of financial projections/budgets prepared by Fidelity and/or its financial advisor which contained projections for asset, liability and income growth which far exceeded levels which Eagle and its advisors believed to be reasonable or achievable, particularly in light of Fidelity’s capital position.  Eagle and its financial advisor prepared their own projections for Fidelity, based on Fidelity’s year to date performance and extrapolating based upon estimates of growth which they believed to be reasonable and achievable.  At no time were the projections provided by Fidelity provided to Eagle’s Board of Directors, or discussed with the Eagle Board, other than to disclaim them and establish the basis for providing them with Eagle’s internal projections for Fidelity.  The Board Book prepared by Eagle’s financial advisor discussed only the projections prepared internally by Eagle.

10.          Please revise the preamble to state that it highlights the “material” information not “selected,” from the document.

The document has been revised at page 6 in accordance with the comment.

11.          Revise the financial information on page 6 and throughout the filing to be as current as the financial statements included.

The Selected Financial Data has been updated to March 31, 2008.

Fidelity’s Reasons for the Merger, page 9

12.          Revise here and under the same caption in the section “Merger” to separate and label the positive and negative factors.

The document has been revised at pages 9 - 10 and 41 - 42 in accordance with the comment.

Fidelity’s Officers and Directors, page 11

13.          Revise to disclose if any options are held, whether exercisable or not, and their treatment, including any exercise price adjustments.

The document has been revised at page 11 in accordance with the comment.

Comparative Stock Prices and Dividends, page 20

14.          Please provide the information called for by Item 201(b)(2) of Regulation S-K.

Information required by Item 201(b)(2) has been included under the caption “Security Ownership of Directors, Executive Officers and Certain Beneficial Owners of Eagle” at page 86.

Risk Factors, page 21

15.          The purpose of the risk factors section is to discuss the most significant factors that make investment in the company speculative or risky.  It is not intended to be a place for the company to offer assurances or to state its inability to offer assurances.  However, you make several references to the company’s inability to offer assurances as to certain aspects of the offering.  Instead of stating the company’s inability to make assurances, please revise the disclosure to merely state the material risks posed by the uncertainties addressed.

The document has been revised at page 17 in accordance with the comment.

Material United States Federal Income Tax Consequences, page 35

16.          Please revise to make clear that the discussion is based on an opinion that has been filed.

The document has been revised at page 35 in accordance with the comment.

Fidelity’s Reasons for the Merger, page 41

17.          Please describe, in reasonable detail other transactions explored and considered by the Fidelity board, and explain why the board rejected each of them in favor of the proposed transaction.

The document has been revised at page 41 in accordance with the comment.

Eagle’s Background and Reasons for the Merger, page 42

18.          Please revise to separately disclose the positive factors and negative factors considered by the Board.

The document has been revised at pages 55 – 56 in accordance with the comment.

Opinion of Fidelity’s Financial Advisor, page 43

19.          Please supplementally provide the staff with a copy of the Milestone Advisors board book for the transaction.

A copy of the Milestone Advisors board book is provided supplementally under separate cover.

20.          Disclose the amount of compensation Milestone Advisors has received from Fidelity during the two previous years.  See Item 4(b) of Form S-4.

The document has been revised at page 44 in accordance with the comment.

21.          The layout of the tables on page 48 is confusing.  Please revise so that investors can more easily interpret the data that is being presented.

The document has been revised at page 48  in accordance with the comment.

Opinion of Eagle’s Financial Advisor, page 49

22.          Please supplementally provide the staff with a copy of the Sandler O’Neill board book.

A copy of the Sandler O’Neill board book is provided supplementally under separate cover.

23.          Please disclose the amount of compensation Sandler O’Neill has received from Eagle during the two previous years.  See Item 4(b) of Form S-4.

The document has been revised at page 59 in accordance with the comment.

24.          It appears that Fidelity disclosed certain financial projections to Sandler O’Neill.  Please revise your description of the opinion to disclose the financial projections provided.

The document has been revised at pages 56 and 59 in accordance with the comment.

25.          Please identify the specific transactions upon which Sandler O’Neill relied in conducting its analysis of selected merger transactions.

The document has been revised at pages 55 - 56 in accordance with the comment.

Unaudited Pro Forma Combined Financial Information, page 73

26.          Please update your pro forma financial information, including all applicable assumptions as of your interim period ending March 31, 2008.  Refer to Rule 11-02(c) of Regulation S-X.

The document has been revised at pages 73 – 84 in accordance with the comment.

27.          We note that you use exchange ratio of 0.7055 in your pro forma calculations, which is the exchange ratio in effect as of December 31, 2007.  We also note that the maximum exchange ratio is 0.9202 per the merger agreement.  Please revise to include pro forma financial information assuming the maximum exchange ratio scenario.  Refer to Rule 1l-02(b)(8) of Regulation S-X.

The document has been revised at pages 73 – 84 in accordance with the comment.

28.          Please revise the footnotes to the pro forma financial information to identify and quantify any material non-recurring charges related to the acquisitions and to identify the period(s) in which they are expected to be incurred.

The notes to the pro forma financial information have been revised at page 84 in accordance with the comment.

29.          We note that your pro forma combined dividends declared per share amount does not agree to your pro forma combined cash dividends per share amount on page 19.  Please revise to clarify the reason for the discrepancy.

The inconsistency reflects an inadvertent error. The appropriate per share of pro forma combined dividends based on the 0.7055 exchange ratio is $0.18.

Information about Fidelity

Asset Quality, page 86

30.          Please describe the quality of the F&T Mortgage loans held by Fidelity as of December 31, 2007.

The document has been revised at page 130 in accordance with the comment.

Legal Proceedings, page 86

31.          Please advise the staff as to why you believe you do not need to describe the legal proceedings pending against F&T Mortgage.

Currently, there only two active claims against F&T Mortgage, both of which have been settled in principle pending documentation.  Both claims are based upon contracts between F&T Mortgage and third parties that do not include Fidelity or Fidelity & Trust Bank.  The aggregate amount of settlements is less than $200,000, plus a $1.0MM judgment in favor of one of the claimants that may not be pursued until after August 31, 2008.  Finally, Fidelity & Trust Bank has been advised by its counsel that piercing the corporate veil by a creditor of F&T

Mortgage is a very extraordinary remedy, and that based on the facts and counsel’s review of Maryland law, it would be extremely difficult for a third party to prevail on that type of claim.

Management’s Discussion and Analysis

General

32.          Please disclose the extent to which Fidelity’s loan portfolio consists of subprime or Alt-A loans.

The document has been revised at page 95 in accordance with the comment.

Allowance for Loan Losses, page 116

33.          Please revise your disclosure to provide a brief description of the specific factors that management considered in determining the amount of the additions to the allowance charged to operating expense.  Refer to Instruction (2) to Item IV of Industry Guide 3.  We note your disclosure of factors generally considered on page F-10.

The document has been revised at page 129 in accordance with the comment.

Consolidated Financial Statements for Fidelity & Trust Financial Corporation

Financial Statements — General

34.          Please revise to present condensed financial information for the bank holding company only in the notes to the financial statements.  Refer to Rule 9-06 of Regulation S-X.

The document has been revised in accordance with the comment to include Note 23 to the financial statements.

Note 3, Securities Available-for-Sale, page F-13

35.          Please tell us how your gross unrealized gains and losses in Note 3 reconcile to accumulated other comprehensive income (loss) for each period presented.

On behalf of Fidelity, we hereby supplementally provide you with the following information:

Accumulated other comprehensive income (loss) for all periods presented represent the net unrealized gain (loss) as shown in Note 3 reduced by the related tax expense (benefit).

	March 31,	December 31,
	2008	2007	2006
Net unrealized gain (loss)
Per Note 3	1,409	568	(633)
Tax (expense) benefit	(560)	(223)	253

Accumulated Other
Comprehensive Income	849	345	(380)

36.          Please revise to disclose information required by paragraph 17 of FASB Staff Position Nos. FAS 115-1 and 124-1 related to your available–for-sale securities for each period for which a consolidated balance sheet is presented.

Note 3 has been revised in accordance with the comment.

Note 21, Discontinued Operations, page F-25

37.          Please address the following comments related to your discontinued operations:

a.             In order to promote transparency within your financial statements, please revise to disclose specifically which assets were sold in the F&T Mortgage sale in August 2007 and which assets were sold to other third-parties subsequent to the F&T Mortgage sale.

Note 22 has been expanded to outline specifically the assets sold in the F&T Mortgage sale in August 2007. There were no loans sold to the acquiror as part of the asset purchase in August 2007.  All subsequent sales of loans held for sale were to independent third parties.

b.             Further, please revise to separately disclose the amounts of gain or loss from discontinued operations realized on the sale of certain assets of F&T Mortgage and the sales of mortgage loans held for sale.

Note 22 has been expanded to disclose the gain or loss realized on the sale of certain assets of F&T Mortgage in August 2007 and the sales of mortgage loans held for sale.  There was no gain or loss on the sale of assets to the acquiror as those assets were sold at book value at the time of sale.  The net gains or losses on sales of loans held for sale are disclosed in Note 22 in the respective periods of sale.

c.             Clarify in your disclosures how you determined the sale of certain assets of F&T Mortgage qualified as discontinued operations under SFAS 144.  Please reference all accounting guidance used in your analysis.

Paragraph 42 of FASB Statement No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, states that the following conditions shall be met in order for the results of operations for a component of the entity to be reported as discontinued operations:

(a) the operations and cash flows of the component have been (or will be) eliminated from the ongoing  operations and cash flows of the entity as a result of the disposal transactions; and

(b) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

Paragraph 41 of FASB Statement No. 144 defines a component of an entity to be “operations and cash flows that can be clearly distinguished, operational and for financial reporting purposes, from the rest of the entity.”  Fidelity has two components of the entity: F&T Bank and F&T Mortgage.  F&T Bank is in the business of providing deposit services to commercial  and consumer clients, as well as originating loans to their commercial clients for the purpose of holding these loans for investment (to maturity).  F&T Mortgage was in the business of originating and selling residential mortgage loans.  F&T Mortgage originated and sold over $1 billion in residential mortgage loans annually since 2003.  F&T Bank and F&T Mortgage maintained separate general ledger systems and had the ability to produce separate financial reporting information.  As such, F&T Bank and F&T Mortgage meet the definition of components of an entity in FASB Statement No. 144.

On August 20, 2007, Fidelity sold certain assets of F&T Mortgage to a third-party buyer, with the intention of no longer originating and selling residential mortgage loans.  F&T Mortgage’s loan origination activities ceased in September of 2007 after the completion of the final interest rate lock commitment.  F&T Mortgage ceased accepting loan applications on August 20, 2007.  The remaining assets of F&T Mortgage were loans held for sale of approximately $75 million, of which approximately $60 million were sold to other third-party buyers.  The remaining $15 million of unpaid principal balance in loans held for sale are intended to be sold and buyers are in the process of being sought out.  As of March 31, 2008, these loans were recorded at the lower of cost or fair market value, and as such, valued at approximately $10 million.

Fidelity assessed the classification of the operations and cash flows from F&T Mortgage in conjunction with paragraph 42 of FASB Statement No. 144.  Based on the transaction which occurred on August 20, 2007, the operations and cash flows of F&T Mortgage have been eliminated from ongoing operations, which meets criteria (a).  Furthermore, Fidelity has no significant continuing involvement in the assets and liabilities sold from F&T Mortgage (criteria (b)).  Fidelity has been involved in selling the remaining assets held for sale, but has no further involvement or intentions of continuing the business of originating residential mortgage loans for the purpose of resale.  Furthermore, the assets of F&T Mortgage which were sold included the loan origination platform, branch locations, and human capital of the origination operation.  F&T Bank has no intention of beginning to originate loans to be sold.

No additional financial statement disclosures under paragraph 47 of FASB Statement No. 144 are deemed necessary, as all material requirements of paragraph 47 have been disclosed in Note 22 or Note 1 to the consolidated financial statements of Fidelity.

d.             Clarify in your disclosures how you determined that gains and losses on the sale of mortgage loans held for sale qualified for discontinued operations under SFAS 144 given the fact that F&T Bank still originates mortgage loans in the ordinary course of business.  Please reference all accounting guidance used in your analysis.

See response to comment 37(c). In addition, F&T Bank does not originate residential mortgage loans for sale in the ordinary course of business.  All residential mortgage loans originated for sale were conducted in the mortgage subsidiary, F&T Mortgage.

e.             Please revise Note 1 to disclose your accounting policy related to cash flows from the sale of mortgage loans held for sale.

Note 1 has been revised in accordance with the comment.

Exhibits

Exhibit 8

38.          You may limit reliance on your opinion with regard to scope, but not person.  Please revise.

Exhibit 8 has been revised in accordance with the comment.

Form 10-K for the year ended December 31, 2007

Management’s Discussion and Analysis, page 4

39.          The MD&A section should not simply be a recitation of financial statements in narrative form.  However, some of your MD&A disclosure merely restates what is already disclosed in the financial statements without providing an explanation that would allow investors to ascertain the likelihood that past performance is indicative of future performance.  For example, with respect to loan growth, you do not provide any explanation for the $90.9 million increase in loans experienced in 2007.  Similarly, you do not discuss why you experienced a decline in the investment portfolio in 2007.  In future filings, please enhance the quality of your MD&A discussion by briefly explaining how and/or why management believes the financial results were achieved so that investor can make better use of the information.  Refer to Release No. 34-48960.

Eagle will comply with the comment in future filings.

Financial Statements

Note 3, Investment Securities Available-for-Sale, page 46

Note 3 has been revised in accordance with the comment.

40.          Please revise to disclose information required by paragraph 17 of FASB Staff Position Nos., FAS 115-1 and 124-1 related to your available-for-sale securities for each period for which a consolidated balance is presented.

Note 3 has been revised in accordance with the comment.

Business, beginning on page 65

41.          We note that you make higher risk loans that “entail higher risks than loans made following normal underwriting practices” through your subsidiary, Eagle Commercial Ventures, LLC (ECV).  Further, we note from your disclosure on page 67 that the composition of your loan portfolio is “heavily commercial real estate,” and at December 31, 2007 “real estate commercial, real estate residential and real estate construction combined represented 70% of your loan portfolio.”  We also note from your disclosure on page 66 that you have developed a loan portfolio where “the cash flow of the borrower/borrower’s business is the principal source of debt service with a secondary emphasis on collateral,” and that a substantial portion are variable rate loans.  Please tell us, and consider revising to disclose, the following with respect to loans offered both in the normal course of business and higher risk loans offered through your subsidiary:

a.             Describe the significant terms of each type of commercial real estate and construction loan product offered, including underwriting standards used for each product, maximum loan-to-value ratios and how credit management monitors and analyzes key features, such as loan-to-value ratios and collateral values, and changes from period to period;

b.             Explain how often you obtain updated appraisals;

c.             Describe risk mitigation transactions used to reduce credit risk exposure, such as insurance arrangements, credit default agreements or credit derivatives, and disclose the impact that such mitigation strategies have had on our financial statements;

d.             Disclose the degree to which you perform portfolio-level stress tests or sensitivity analysis to quantify the impact of changing economic conditions on asset quality, earnings and capital; and

e.             Disclose trends related to commercial real estate and construction loans that may result in higher credit risk that are reasonably likely to have a material favorable or unfavorable impact on net interest income after the provision for loan loss.

Eagle hereby provides staff the requested information in Appendix A hereto.  Eagle will consider expanding its disclosure in future filings of Form 10-K to include additional information regarding the matters covered by the comment.

42.          Please revise to provide an expanded discussion of the specific operations of ECV.  Discuss how this subsidiary generates revenues, clarifying the basis for the presentation in the income statement.  Noting the significance of the revenues recognized in 2007, consider the need to specifically disclose your revenue recognition policy for these operations in the footnotes to the financial statements.

The 10-K has been revised at page 69 in accordance with the comment.  Note 1 has been expanded to include a discussion of the Company’s revenue recognition policy for the operations of ECV.

Risk Factors, page 69

43.          The preamble states that you disclose some, but not all, of the risks associated with an investment in your company.  In future filings, please delete this language.  You must disclose all risks that you believe are material.

Eagle will comply with the comment in future filings.

44.          The purpose of the risk factors section is to discuss the most significant factors that make investment in the company speculative or risky.  It is not intended to be a place for the company to offer assurances or to state its inability to offer assurances.  However, you make several references to the company’s inability to offer assurances as to certain aspects of the company’s business.  In future filings, instead of stating the company’s inability to make assurances, please simply state the material risks posed by the uncertainties addressed.

Eagle will comply with the comment in future filings.

Management Report on Internal Control over Financial Reporting, page 83

45.          Management’s report on internal control over financial reporting must assess the effectiveness over financial reporting as of the company’s most recent fiscal year.  Please revise under cover of an amendment to the Form 10-K to reference the correct year-end date.

Management’s report has been revised to correct the inadvertent error.

Exhibits

Exhibits 31.1, 31.2, 31.3 and 31.4

46.          The language of certifications required by Rules 13a-14(a) and 15d-14(a) should not be changed from that set forth in Item 601(b)(31) of Regulation S-K except as noted in applicable staff interpretations.  Your certifications include inappropriate modifications.  In future filings, please ensure that your certifications are in the exact form as in the applicable disclosure standard.

The certifications have been revised to correct the inadvertent omissions.

Item 11. Executive Compensation

Compensation Discussion and Analysis

Senior Executive Incentive Bonus Plan, page 13 of DEF 14A

47.          This section discloses that certain performance targets were used to establish annual bonus compensation.  Please disclose the specific targets for those goals that can be quantified so that an investor can understand the level of difficulty required to reach various compensation levels and can appreciate the relationship between expected performance and actual performance.  If you believe that disclosure of these goals is not required because disclosure would result in competitive harm such that the information could be excluded under Instruction 4 to Item 402(b) of Regulation S-K, please provide a detailed explanation supporting your conclusion.  Furthermore, to the extent that you believe that the competitive harm caused by disclosure of any particular performance target would be different than another, please discuss those targets separately in your analysis.  Please refer also to Question 3.04 of Item 402 of Regulation S-K Interpretations available on our website at www.sec.gov.

Eagle believes that the disclosure of the target levels established for payment under its Senior Executive Incentive Bonus Plan (the “Plan”) would result in competitive harm to Eagle.  Under the Plan, up to 20% of salary can be earned by participating officers based upon achievement of specified goals in the areas specified.  (An additional three percent is achievable based upon qualitative individual performance factors as evaluated by the Chief Executive Officer.)  These goals are based on Eagle’s annual budget.  The percentage of the potential bonus payable to different officers for the achievement of each goals varies, as reflected in the following table.

Performance Factors	Chief Operating Officer	President DC	President Mont. Co.	Chief Lending Officer	Chief Financial Officer	Chief Credit Officer
Non Interest Income to Total Income	10%	15%	15%	15%	10%	15%
Net Interest Margin	10%	10%	10%	15%	20%	15%
Efficiency Ratio	20%	10%	10%	10%	15%	20%
Total Deposit Growth	10%	30%	30%	20%	10%	15%
Total Loan Growth	10%	20%	20%	30%	10%	15%
Non Interest Expense	40%	15%	15%	10%	35%	20%
Total	100%	100%	100%	100%	100%	100%

Disclosure of the quantitative targets for payment of segments of bonus under the Plan would result in competitive harm in a number of ways.  First, it would provide competitors with current information regarding the compensation of executive officers that would enable them to structure incentive compensation packages targeted to lure Eagle’s senior executives away.  With knowledge of the quantitative targets necessary for payment of bonuses, a competitor would have the ability to make potentially more attractive bonus offers to Eagle’s officers for meeting lower production goals. The loss of any of the Company’s senior executive officers to a competitor would have adverse competitive and financial impacts on the Company’s results of operations as the former officer (following the period of noncompetition and nonsolicitation reflected in their employment agreements) solicited customers, and require Eagle to expend additional efforts (and possibly additional financial incentives) to retain these customers.

Further, disclosure of the quantitative targets would provide competitors with valuable information regarding Eagle’s plans and expectations for the year, and telegraph to them the geographic areas, products and pricing models on which it intends to focus during the year.  By way of example, lower deposit production goals for an officer with responsibilities for a portion of the company’s market would indicate an intention to price deposits less competitively in that market, and/or to expend fewer resources on expansion of market share in that area, which would give a competitor an opportunity to adjust its own pricing in that market, knowing that the company was not likely to be an aggressive competitor.  The Company operates in a highly competitive marketplace, against numerous competitors, publicly reporting and private, of all sizes, each seeking competitive advantage in acquiring experienced relationship officers, managers and customers.  Disclosure of current year incentive compensation information would provide Eagle’s competitors additional tools with which to compete against it, and place it at a disadvantage.  As such, Eagle does not believe that it is required to disclose the quantitative targets under Item 402(b), based on instruction 4 thereto.

In this regard we note the discussion of the standard for nondisclosure under exemption 4 to the Freedom of Information Act, which is the standard incorporated into instruction 4, contained in National Parks and

Conservation Association v. Kleppe, 547 F. 2d 673, 684 (D.C. Cir. 1976), where the court stated that “Disclosure [of financial information of concessioners in national parks, including salaries of officers] would provide competitors with valuable insights into the operational strengths and weaknesses of a concessioner, while the non-concessioners could continue in their customary manner of ‘playing their cards close to their chest.’”  In the instant case, Eagle is the concessioner, from whom compensation information regarding its key employees is sought, and the nonreporting banks, for whom all compensation information is concealed, and large regional and national institutions, whose key employees in Eagle’s markets are not subject to compensation disclosure, are the non-concessioners, who would be free to take advantage of the disclosures made by Eagle to poach employees and customers and reverse engineer business plans.  Eagle’s compensation information fits within the type of information intended to be exempt from disclosure due to the potential for competitive harm.

Employment Agreements, page 16

48.          Revise this section to discuss how the Company determined that the size of the post termination and change-in-control payments were appropriate.  Please refer to Item 402(j) and 402(b) of Regulation S-K.

The amended Form 10-K includes the requested information at page 84.

If you have any questions regarding this response, or if you have any further comments, please contact the undersigned at 301.229.3400, extension 18, by fax at 301.229.2443 or by email at nmgruber@kennedybaris.com.

Very truly yours,

/s/ Noel M. Gruber

Noel M. Gruber

Enclosures
NMG/hs

Appendix A

Supplemental information in response to Comment 41.

a) EagleBank engages in commercial real estate and construction lending. The general terms and underwriting standards for each type of real estate loan are incorporated into EagleBank’s lending policies. These policies are analyzed periodically by management, and the policies are reviewed and approved by the Board on an annual basis. The following sections describe in detail those policies and procedures for real estate loans.

General Requirements

Loans will be secured primarily by duly recorded First Deeds of Trust unless EagleBank is already in a first trust position on a previous extension of credit.  In some cases EagleBank will accept a recorded second trust position. The borrower must have a proven ability to build, lease, manage and/or sell a commercial or residential project as well as demonstrate a satisfactory financial condition. An equity contribution toward acquisition cost is required. Real estate loans must be properly structured matching the term, purpose and repayment source to the specific need of the facility and the underwriting standards of EagleBank.

Construction Financing

The financial condition and experience of the general contractor and major subcontractors should be examined to determine their ability to perform under the terms of the contract. Guaranteed, fixed price contracts should be obtained from contractors whenever possible. Payment and performance bonds or completion bonds should be obtained whenever possible with EagleBank named as a dual obligee, for projects with construction costs in excess of $2,000,000.  EagleBank will reserve the right to require bonds on smaller contract amounts. Assignment of the construction contract will be obtained from the general contractor and/or major subcontractors. Assignment of the rights to use the construction plans and specifications is usually obtained from the architect.

Interest rates, fees and loan structure will be determined by the type of loan and by the terms and conditions offered, and will be approved by the appropriate Loan Committee, or loan authority prior to the issuance of the loan commitment.

Non-Owner Occupied Residential Land Acquisition, Development and Construction Loans

Loans intended for land acquisition, lot development and construction are made on the premise that the land: 1) is or will be developed for building sites for residential structures, and; 2) will ultimately be utilized for construction or improvement of residential zoned real properties including the creation of housing. Speculative land loans where there is to be an extended holding period prior to development are highly discouraged. Residential development and construction loans will finance projects such as single family subdivisions, planned unit developments (PUDs), townhouses, condominiums. Residential land acquisition, development and construction loans generally are underwritten according to the following guidelines:

•      Loan Term: Maturity of the loan should not be more than 36 months including extensions approved at origination. Additional extensions may be approved by the  appropriate Loan Committee.

•      Loan-to-value Ratios: -

1. Raw Land Acquisition Loans-Loans to finance the acquisition of acreage with no added improvements, such as landscaping, drainage, streets, utilities and structures.  The LTV should be the lesser of 65% of the “as is” market value or cost.

2. Land Acquisition and Development Loans (A&D)-Loans to finance the acquisition of land that has the appropriate governmental approvals in place, for the purpose of placing improvements on or to a parcel of land. Builder take out purchase contracts or commitments are encouraged to be in place prior to settlement. The maximum loan-to-value ratio shall not exceed 75% of the Market Value or 80% of costs.  At the time of acquisition, funding will not exceed the lesser of 75% of cost or “as is” Market Value.

3. Lot Acquisition and Construction Loans (A&C) - To acquire finished lots and to construct residential dwellings. The maximum overall loan-to-value ratio generally do not exceed 80% of the Market Value upon completion of construction or 90% of costs.  At the time of acquisition, funding generally will not exceed the lesser of 80% of “as is” Market Value, or 85% of costs.

4. Land Acquisition, Development and Construction Loans (A,D&C)- Loans to finance the acquisition of raw land which will be developed into finished lots and construct residential dwellings. The maximum loan-to-value ratio generally will not exceed 75% of the Market Value.  At the time of acquisition, funding will not exceed the lesser of 75% of cost or “as is” Market Value. The maximum loan-to-value exposure for the land and development portion of this type of financing generally will conform to the acquisition and development lending policies as outlined above or 85% of costs.

Commercial Land Acquisition And Construction Loans

Commercial land acquisition and construction loans are secured by real property where loan funds will be used to acquire land and to construct or improve appropriately zoned real property for the creation of income producing or owner user commercial properties. Borrowers are generally required to put equity into each project at levels determined by the appropriate Loan Committee.

Underwriting Guidelines

Loan Term: Land acquisition and development loans generally are for a maximum of 24 months including extensions approved at origination.  The appropriate lending authority may approve additional extensions.

Loan-to-value Ratios:

1.     Finished Land- The maximum loan amount is generally no higher than 75% of the Market Value or the purchase price, whichever is less.

2.     Land Acquisition and Construction Loans- The maximum loan amount is generally no higher than 80% of the Market Value.

Conversion to a Permanent Loan: The loan may be structured to provide a commercial mortgage under standard terms for such a facility, upon completion of the project and achieving such income and or leasing requirements as approved by the appropriate lending authority.

Pre-leasing Requirements: An income producing property may require pre-leasing, as approved by the appropriate lending authority.  Executed leases from tenants acceptable to EagleBank are required.

Cost Analysis: All borrowers must provide details of both a hard and soft cost analysis.  The proposed building plans and specifications may be reviewed, analyzed and verified by a Bank-selected architectural or engineering firm.

Retention: A minimum of 5% to 10% is generally retained against all project hard costs.

Maximum Loan-to-cost: The maximum loan amount generally does exceed 90% of total approved project costs including land.

Assignment of Contracts: An assignment of the construction contract between the borrower and general contractor to EagleBank is generally required.

Pre-settlement construction review:  Prior to closing on any construction loan in excess of $500,000, EagleBank’s consulting engineer/inspector must review and approve the adequacy of the construction budget, time line, plans and specifications, and any other construction related materials.

Construction Draw Request and Approval: All construction draw requests must be presented in writing on American Institute of Architects (AIA) documents 6702 and 6703 as amended, or a similar format certified by the contractor, the borrower and the borrower’s architect.  Each draw request shall also include the borrower’s soft cost breakdown certified by borrower or its Chief Financial Officer.  Prior to an advance, EagleBank or a contractor of EagleBank inspects the project to determine that the work has been completed, to justify the draw requisition.

Title Insurance Policy: All projects will require a lenders title insurance policy with EagleBank as beneficiary or loss payee with the loan amount sufficiently covered and issued by an insurer acceptable to EagleBank.  There shall be no survey exceptions.

Hazard Insurance: EagleBank must be named as an additional insured or mortgagee for hazard and all risk insurance.  If EagleBank is named as mortgagee, the mortgagee’s rights of recovery will not be defeated by any act or neglect of the insured.  Required coverage limits will be dictated by the nature of the collateral securing the loan and will be negotiated in an amount acceptable to EagleBank. Full replacement coverage is preferred.  Evidence of insurance is required prior to settlement.

Guarantees: Personal guarantees are generally required from the principals

Debt Service Coverage: The debt service coverage, assuming stabilized occupancy, must be satisfactory to support a permanent loan. The debt service coverage ratio should be at least 1.15:1. As an abundance of caution, if the permanent loan has a floating rate, DSC ratios should be stress tested assuming a 200 basis point increase in interest rates from their current levels.

Unless we have a signed authorization from the borrower to disburse directly to the general contractor, draw disbursements will be made to two parties; the borrower and the general contractor.

Commercial Permanent Loans

Commercial permanent loans are to be secured by improved real property which is generating income in the normal course of operation.

Underwriting Guidelines

Loan Term: Term shall not be greater than 10 years or the remaining useful life of the property whichever is lower. The preferred term shall be between 5 and 7 years. Amortization can be up to 25 years.

Loan-to-value: Ratio shall not exceed 80% of the Market Value or purchase price, whichever is less.

Interest Rates: Commercial permanent loans shall bear fixed interest rates or floating interest rates in relation to the Wall Street Journal Prime or to another financial institution’s similar quoted rate, or to another acceptable index.

Amortization: The proper amortization schedule for a permanent loan should be based on the age and condition of the property but generally should not exceed 25 years. Interest only loans may be considered if justified by the remaining economic life of the property, or if the LTV is conservative, but the standard is to require amortization.

Collateral: The commercial permanent loan will be secured by a first deed of trust on the real property which is generating income through rents and leases.  An assignment of the rents and leases will be taken.

Debt Service Coverage: For new permanent mortgages, the income from the property shall demonstrate satisfactory debt service coverage, generally at least 1.15:1  For new construction, or loans which reposition the income stream of a property, a pro forma DSCR of 1.15:1 shall not be an exception to policy. For one to four unit residential investment properties, the DSC should be 1.05:1 or better. Construction loans may convert to permanent loans provided the property meets the preconditions set forth in the loan commitment and demonstrates progress towards achieving satisfactory debt service and cash flow coverage.

Guarantees: Personal guarantees will generally be received from the principals, only in instances where the loan to value is low and the debt service is high will consideration be given to either limiting or not requiring personal recourse.

Tenant Analysis: In depth tenant analysis is required with the officer analyzing as much of the following information as is available and applicable: tenant’s history, service provided and business plan. Most recent financial statements that include balance sheet, income statement, statement of cash flow, and a schedule of any contingent liabilities.  If available, the most recent interim monthly  or quarterly financial statement (internally prepared); Current year operating budget and projected cash flow; Existing office lease terms, including the annual rent and lease commitment period; Bank and major trade references with name and phone number of contact person and nature of the relationship.

b) Updated appraisals for real estate secured loans are obtained under the following guidelines:

When a real estate secured loan is downgraded to a risk rating of 8000 (substandard), a new appraisal is required if  the last appraisal or evaluation is over one year old and the loan balance is greater than $250,000. (An evaluation is a written analysis of property value based upon standard criteria. It is less detailed than an appraisal, and may be performed by someone other than a certified appraiser.)

When a real estate secured loan is downgraded to a risk rating of 8000, an evaluation is required if the last appraisal or evaluation is over one year old and the loan balance is less than $250,000.

Waivers are permitted by the Credit Review Committee or Directors Loan Committee.

When a real estate secured loan is classified as Other Real Estate Owned (OREO) or as an In-Substance Foreclosure (ISF), a new appraisal is required if the last appraisal or evaluation is over one year old and the loan balance is greater than $250,000.

When a real estate secured loan is classified as OREO or as an ISF, a new evaluation  is required if the last Appraisal or evaluation is over one year old and the loan balance is less than $250,000.

Waivers are permitted for either of the above requirements by the Credit Review Committee or Directors Loan Committee.

c) The Company does not use risk mitigation transactions such as insurance arrangements, credit default agreements or credit derivatives. Therefore these items have had no impact on the Company’s financial statements.

d) The Company routinely performs stress testing of the entire balance sheet based on interest rate fluctuations as part of the ALCO process. These analyses are updated quarterly and indicate the impact of changing interest rates on the both the loan portfolio and marketable securities portfolio. The analyses indicate potential changes in cash flow, profitability and the economic value of these key asset categories. All values are maintained within policy limitations set by the Board.

Management of the Lending Division and the Credit Department perform break even analysis and interest rate stress testing of individual credits both as part of  the underwriting process and as part of the ongoing credit review process.

e) Despite the softening economy and real estate markets in general, to date the Company has not experienced any issues with increased vacancy rates or lower rents for income producing properties financed. However, the construction loan portfolio has felt the impact of a softer market and slower absorption. The slower turn of projects has impacted the liquidity of borrowers and guarantors. As a result the Company has increased allocation factors for the ALLL for the real estate loan portfolio. This increase has had an impact on the Provision expense which results in marginal decrease in net income. Management carefully reviews EagleBank’s portfolio and general economic and market conditions on a regular basis and will continue to adjust both the specific and environmental reserve factors as necessary.